RENTAL INCOME (Tables)	12 Months Ended
Jul. 31, 2012
Rental Income [Abstract]
Schedule Of Rental Income Classified By Property [Table Text Block]

Rental income for each of the fiscal years 2012, 2011 and 2010 is as follows:

	July 31,
	2012	2011	2010
Minimum rentals
Company owned property	$9,920,860	$8,564,516	$8,071,157
Leased property	5,900,541	5,483,174	6,769,132
	15,821,401	14,047,690	14,840,289
Contingent rentals
Company owned property	386,815	483,948	485,350
Leased property	321,847	324,727	636,494
	708,662	808,675	1,121,844
Total	$16,530,063	$14,856,365	$15,962,133

Schedule Of Rental Income [Table Text Block]

Rental income for each of the fiscal years 2012, 2011 and 2010 is as follows:

	2012	2011	2010
Continuing operations	$16,530,063	$14,856,365	$14,524,314
Discontinued operations	—	—	1,437,819
Total	$16,530,063	$14,856,365	$15,962,133

Schedule Of Future Minimum Noncancelable Rental Income For Leases [Table Text Block]

Future minimum non-cancelable rental income for leases with initial or remaining terms of one year or more is as follows:

	Company
	Owned	Leased
Fiscal Year	Property	Property	Total
2013	$8,993,030	$6,059,607	$15,052,637
2014	7,588,782	5,268,029	12,856,811
2015	6,765,239	4,635,864	11,401,103
2016	6,605,458	4,397,549	11,003,007
2017	5,966,673	3,554,928	9,521,601
After 2017	22,989,765	14,744,528	37,734,293
Total	$58,908,947	$38,660,505	$97,569,452